FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Debt instruments portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 29,553,003	$ 16,822,754
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	28,964,796	15,594,330
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,118,411	5,780,172
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	9,434,459	4,981,607
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,756,084	1,184,108
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,136,549	1,749,524
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,519,293	1,898,919
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	15,571,214	7,670,749
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	10,439,978	5,688,942
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,234,799	1,076,231
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	721,735	724,880
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	102,301	108,904
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	72,401	71,792
Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,238,981	3,904,857
Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,552,041
Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,815,053	3,595,773
Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	772,735	254,025
Fair value through other comprehensive income | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	99,152	55,059
Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,154,601	4,018,724
Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	126,392	91,230
Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	384,607	309,603
Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	261,614	205,203
Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,935,096	1,585,561
Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,446,892	1,827,127
Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	108,966,678	103,269,999
Less than 1 year | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	14,278,267	6,214,784
Less than 1 year | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,745,083	2,524,560
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,677,621	1,527,763
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,831,724	827,285
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	159,674	157,976
Less than 1 year | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	9,339	10,003
Less than 1 year | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	66,725	1,533
Less than 1 year | Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,006,268	1,779,529
Less than 1 year | Fair value through other comprehensive income | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,552,041
Less than 1 year | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,840,523	1,664,182
Less than 1 year | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	577,109	105,894
Less than 1 year | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	36,595	9,453
Less than 1 year | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,526,916	1,910,695
Less than 1 year | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	28,366
Less than 1 year | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,847	6,304
Less than 1 year | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	42,811	77,264
Less than 1 year | Amortized cost | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,446,892	1,827,127
Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	77,996,853	70,990,831
Between 1 and 3 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	6,807,834	5,300,235
Between 1 and 3 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,187,007	3,774,884
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,936,287	3,379,950
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,683	17,009
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	196,538	281,681
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	40,389	34,468
Between 1 and 3 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	110	61,776
Between 1 and 3 years | Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,180,311	1,119,316
Between 1 and 3 years | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,127,176	1,119,316
Between 1 and 3 years | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	53,135
Between 1 and 3 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	440,516	406,035
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets		13,635
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	15,540	19,963
Between 1 and 3 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	152,629	127,939
Between 1 and 3 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	272,347	244,498
Between 3 and 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	45,912,661	40,998,471
Between 3 and 5 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	3,517,990	1,079,711
Between 3 and 5 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,769,226	224,759
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	2,551,658	125,094
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,197	13,600
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	175,621	60,699
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	27,412	24,998
Between 3 and 5 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,338	368
Between 3 and 5 years | Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	257,456	414,961
Between 3 and 5 years | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	257,456	414,961
Between 3 and 5 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	491,308	439,991
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	98,026	77,595
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	69,765	1,285
Between 3 and 5 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	47,857
Between 3 and 5 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	275,660	361,111
Greater than 5 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	72,790,907	65,254,489
Greater than 5 years | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,360,705	2,999,600
Greater than 5 years | Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,869,898	1,146,546
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,274,412	656,135
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	376,195	218,337
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	189,902	224,524
Greater than 5 years | Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	25,161	39,435
Greater than 5 years | Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,228	8,115
Greater than 5 years | Fair value through other comprehensive income | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	794,946	591,051
Greater than 5 years | Fair value through other comprehensive income | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	589,898	397,314
Greater than 5 years | Fair value through other comprehensive income | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	142,491	148,131
Greater than 5 years | Fair value through other comprehensive income | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	62,557	45,606
Greater than 5 years | Amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	1,695,861	1,262,003
Greater than 5 years | Amortized cost | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	290,455	282,051
Greater than 5 years | Amortized cost | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	18,317
Greater than 5 years | Amortized cost | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 1,387,089	$ 979,952